Provisions - Current and non-current (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions
Current	$ 83	$ 70	$ 73	$ 52
Non‑current	38	44	60	$ 52
Total	$ 121	$ 114	$ 133